TRADE RECEIVABLES - Trade Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	[1]	$ 110,898	$ 80,078
Balances due from related parties		993	463
Cost
Disclosure of financial assets [line items]
Trade receivables		114,855	80,687
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables		3,957	609
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year		(609)	(617)	$ (438)
Additions		(3,421)	5	(928)
Write-off of receivables		73	3	749
Balance at end of year		(3,957)	(609)	$ (617)
Accounts receivable | Cost
Disclosure of financial assets [line items]
Trade receivables		101,754	71,846
Unbilled revenue | Cost
Disclosure of financial assets [line items]
Trade receivables		$ 13,101	$ 8,841

[1]	Includes balances due from related parties of 993 and 463 as of December 31, 2018 and 2017, respectively. See note 22.1.